Line of Credit (Narrative) (Details) - USD ($)			12 Months Ended
	Jan. 12, 2026	Jan. 06, 2026	Mar. 31, 2026	Mar. 31, 2025	Jan. 08, 2026
Disclosure of detailed information about borrowings [Line Items]
Description of current ratio limit under line of credit				1.25:1
BMO Bank Of Montreal [Member]
Disclosure of detailed information about borrowings [Line Items]
Maximum credit limit under line of credit					$ 6,000,000
Line of credit basis of interest rate				the line of credit with the BMO Bank of Montreal was bearing interest at BMO's US Base Rate (March 31, 2025 - 8.0%) plus a margin of 5.25%
Line of credit increased margin				2.25%
Line of credit, balance				$ 5,983,572
Revolving demand line of credit facility with CIBC [Member]
Disclosure of detailed information about borrowings [Line Items]
Maximum credit limit under line of credit	$ 3,000,000
Borrowings	3,000,000
Line of credit basis of interest rate			The revolving demand line of credit facility with CIBC bears interest at CIBC's US base rate (March 31, 2026 - 7.25%) plus 1.35%
Line of credit, balance			$ 1,452,615
Term loan with CIBC [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	2,000,000
Description of current ratio limit under line of credit			1.25:1
Lenders [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings		$ 5,000,000
Lender one [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings		$ 2,500,000
Number of warrants granted		3,205,128
Exercise price of warrants granted		$ 0.78
Fair value of warrants granted		$ 500,000
Lender two [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings		$ 2,500,000
Number of bonus shares for entering loan		641,025
Value of bonus shares for entering loan		$ 500,000
Director one [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of warrants granted		2,016,129
Exercise price of warrants granted		$ 1.24
Fair value of warrants granted	$ 500,000
Director two [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of bonus shares for providing loan guarantees		403,225
Two Directors [Member]
Disclosure of detailed information about borrowings [Line Items]
Value of guarantees provided by directors		$ 5,000,000
Value of bonus shares and warrants for providing loan guarantees		$ 1,000,000